RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Mar. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
9.	RELATED PARTY TRANSACTIONS AND BALANCES

Due from related parties

As of March 31, 2017 the Company forgave advances receivable from the former Chief Technology Officer (“CTO”) for $22,182 (March 31, 2016 – $41,445), which resulted in this amount being a taxable benefit to this former executive. An outstanding loan to the Chief Operating Officer (“COO”) of the Company is for $18,731. The loan has an interest rate of 1% based on the Canada Revenue Agency’s prescribed rate for such advances and is denominated in Canadian dollars. During the year ended March 31, 2017, the Company accrued interest receivable in the amount of $707; the remaining fluctuation in the balance from the prior year is due to changes in foreign exchange.

Accounts payable and accrued liabilities

(b)
As at March 31, 2017, $4,135 (March 31, 2016 - $2,694) was owing to the CEO of the Company; $Nil (March 31, 2016 – $3,284) was owing to the former CTO; $12,607 (March 31, 2016 - $8,812) was owing to the COO; and, $Nil (March 31, 2016 – $116) was owing to the Chief Financial Officer (“CFO”), all related to business expenses, all of which are included in accounts payable or accrued liabilities.

(c)
In connection with the acquisition of IMT, the Company acquired an license agreement dated June 8, 2009, with a director as a co- licenser, pursuant to which the Company pays the director and the co-licenser an aggregate royalty of 1% of sales based on patent #8,613,6391. No sales have been made, as the technology under this patent has not been commercialized.

(d)
As at March 31, 2017, $120,000 (March 31, 2016 - $Nil) in principal amount is payable to a director, which with accrued interest are due and payable the earlier of December 31, 2017 and the date the Company raises new capital exceeding $15 million cash (Note 7). In addition, the Company paid an aggregate of approximately $33,000 in principal and interest on demand loans in favor of the directors’ spouse at or about the effective date of the acquisition of IMT.

(e)
As at the effective date of the merger pursuant to the Merger Agreement, a director received an aggregate of 5,190,376 shares of the Company in return for his ownership of IMT securities, in addition to his IMT options which were as of the effective date of the merger exercisable for an aggregate of 360,231 shares of common stock of the Company.